Taxation - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Corporate tax	$ 2,208	$ 805	$ 182
Prior year adjustments	(50)	132	17
Total current tax	2,158	937	199
Total deferred tax		(767)
Income tax expense	$ 2,158	$ 170	$ 199